ACQUISTION AND DIVESTITURE ACTIVITY 2 (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 30, 2013 Mesquite Solar 1 [Member]		Mar. 31, 2013 Mesquite Power [Member]	Sep. 30, 2013 Copper Mountain Solar 2 [Member]
Deconsolidation of Business [Line Items]
Proceeds from Sale, net of transaction costs	$ 100	[1]		$ 69	[1]
Other assets	(72)			(30)
Property, plant and equipment	(461)			(266)
Long-term debt, including current portion	297			146
Other liablities	31			19
Gain on sale of assets	(36)		74	(4)
Equity method investments upon deconsolidation.	(141)			(66)
Transaction costs	3			3
Gain on sale of assets, after tax	22		44	2
Proceeds from divestiture of businesses	$ 103		$ 371	$ 72

[1]	Transaction costs were $3 million at each of Copper Mountain Solar 2 and Mesquite Solar 1.